INCOME TAXES - Summary of Breakdown of Net Deferred Tax Balance (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net deferred tax	€ (4,675)	€ (1,616)	€ 159
RDEC
Statement [line items]
Net deferred tax	4,730	0
Tax losses
Statement [line items]
Net deferred tax	27,396	14,213
Other differences
Statement [line items]
Net deferred tax	459	202
Tangible and Intangible fixed assets
Statement [line items]
Net deferred tax	€ (37,260)	€ (16,031)